Financial instruments - additional disclosures (Details 15) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Hypothetical increase decrease percentage in equity price sensitivity	15.00%
Hypothetical 15% increase [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	$ 109	$ 154
Equity price sensitivity impact of the risk factors in the equity	124	179
Hypothetical 15% decrease [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	(109)	(154)
Equity price sensitivity impact of the risk factors in the equity	$ (124)	$ (179)